NUVEEN LARGE-CAP VALUE FUND

(FORMERLY NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND)

SUPPLEMENT DATED JUNE 24, 2013

TO THE PROSPECTUS DATED OCTOBER 31, 2012

Effective June 24, 2013, shares of Nuveen Large-Cap Value Fund are being offered through another prospectus. Any references to Nuveen Large-Cap Value Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR PROSPECTUS

FOR FUTURE REFERENCE

MGN-NWQP-0613P

NUVEEN LARGE-CAP VALUE FUND

(FORMERLY NUVEEN MULTI-MANAGER LARGE-CAP VALUE FUND)

SUPPLEMENT DATED JUNE 24, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2012

Effective June 24, 2013, shares of Nuveen Large-Cap Value Fund are being offered through another prospectus and statement of additional information. Any references to Nuveen Large-Cap Value Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NWQSAI-0613P